TAXES (Tables)	12 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

The components of the income tax provision were as follows:

	For the fiscal years ended September 30,
	2023	2022	2021
Current income tax provision
Cayman Island	$-	$-	$-
Malaysia	1,276,701	1,407,449	724,508
Subtotal	1,276,701	1,407,449	724,508

Deferred income tax provision (benefit)
Cayman Island	-	-	-
Malaysia	857,381	-	(32,103)
Total income tax provision	$2,134,082	$1,407,449	$692,405

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	For the fiscal years ended September 30,
	2023	2022	2021
Income tax provision computed based on Malaysia unified income tax statutory rate	$1,761,266	$1,410,066	$566,514
Effect of tax exemption due to reduced income tax rate for small and medium sized companies	(1,460)	-	(10,183)
Permanent difference	374,276	401,286	37,329
Change in valuation allowance	-	(403,903)	98,745
Actual income tax provision	$2,134,082	$1,407,449	$692,405

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets were comprised of the following:

	As of September 30, 2023	As of September 30, 2022

Deferred tax assets derived from net operating loss carry forwards	$229,233	$35,174
Less: valuation allowance	(35,174)	(35,174)
Deferred tax assets	$194,059	$-

SCHEDULE OF VALUATION ALLOWANCE
	As of September 30, 2023	As of September 30, 2022

Balance at beginning of the period	$35,174	$137,932
Current period change	-	(102,758)
Balance at end of the period	$35,174	$35,174

SCHEDULE OF DEFERRED TAX LIABILITY

The Company’s deferred tax liability was comprised of the following:

	As of September 30, 2023	As of September 30, 2022

Difference between tax and book basis of depreciation and amortization expense	$966,978	$-
Intangible assets acquired through the acquisition of One Eighty Ltd.	5,640,000	-
Less: deferred tax assets	(194,059)	-
Deferred tax liability, net	$6,412,919	$-

SCHEDULE OF TAXES PAYABLE

As of September 30, 2023 and 2022, taxes payable consisted of the following:

	As of September 30, 2023	As of September 30, 2022
Income tax payable	$326,389	$1,188,274
Service tax payable	495,156	215,854
Less: Tax prepaid	(482,195)	-
Total	$339,350	$1,404,128